Annual Total Returns[BarChart] - PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF - PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	2018	2019	2020
Total	(12.73%)	14.99%	12.02%